UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23835

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CPG VINTAGE ACCESS FUND VI, LLC
(Exact name of registrant as specified in charter)

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660 Fifth Avenue
New York, New York 10103
(Address of principal executive offices) (Zip code)

Alex Lee
c/o Central Park Advisers, LLC
660 Fifth Avenue
New York, New York 10103
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSRS for the period ended September 30, 2023 originally filed with the Securities and Exchange Commission on December 7, 2023 (Accession Number 0001213900-23-094082).

The sole purpose of this amendment is to restate and refile the 2023 financial statements for CPG Vintage Access Fund VI, LLC due to a material error in classification of the Fund’s short-term investments in Money Market Funds. The effects of this restatement on the Fund’s financial statements for the period ended September 30, 2023 are described in Note 9 to the financial statements. For the convenience of the reader, we are refiling our entire report on Form N-CSR for the period ended September 30, 2023 by means of this amended Form N-CSR. However, except for the information affected by the restatement as described in Note 9, we have not updated the information contained herein for events or transactions occurring subsequent to the date of the original filing and as a result, such information continues to speak as of the date of the original filing.

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)        The Report to Shareholders is attached herewith.

CPG Vintage Access Fund VI, LLC

Financial Statements (As Restated)

For the Period Ended September 30, 2023
(Unaudited)

CPG Vintage Access Fund VI, LLC Table of Contents For the Period Ended September 30, 2023 (Unaudited)

CPG Vintage Access Fund VI, LLC Schedule of Investments (As restated, see Note 9) (Unaudited) September 30, 2023
Investment Funds — 7.22%^	Geographic Region	Financing Stage	Original Acquisition Date	Cost	Fair Value	Percentage of Net Assets
AlpInvest Co-Investment Fund (Onshore) IX, L.P.[a,b,c]	North America	Buyout	9/29/2023	$—	$(25,000)	(0.08)%
KKR Global Impact Fund II SCSp[a,b,c]	Global	Buyout	8/17/2023	—	(393,240)	(1.21)%
NB Select Opportunities Fund VI LPa,b,c	North America	Buyout	5/31/2023	2,000,000	1,847,397	5.71%
Vista Equity Partners Fund VIII-A, L.P.[a,b,c]	North America	Buyout	10/17/2023	—	904,594	2.80%
Total Investment Funds				$2,000,000	$2,333,751

Total Investments — 7.22%				2,000,000	2,333,751
Other assets in excess of liabilities — 92.78%					30,002,376
Net Assets — 100%					$32,336,127

^      Percentages are based on net assets as of September 30, 2023

a    Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. Total fair value of restricted securities amount to $2,333,751, which represents approximately 7.22% of net assets as of September 30, 2023.

b    Non-income producing security.

c    The Fund held unfunded commitments in the investments as of September 30, 2022 (see Note 3 in the accompanying Notes to the Financial Statements).

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund VI, LLC Statement of Assets and Liabilities (As restated, see Note 9) (Unaudited) September 30, 2023
Assets
Investments at fair value (cost $2,000,000)	$2,333,751
Cash	32,827,263
Capital contributions receivable	10,230
Interest Receivable	120,834
Prepaid expenses and other assets	45,684
Total Assets	35,337,762

Liabilities
Payable for contributions to Investment Funds, not yet settled	2,000,000
Distribution and servicing fees payable	820,309
Professional fees payable	90,320
Payable to Adviser	85,725
Directors and Officers fees payable	4,416
Other liabilities	865
Total liabilities	3,001,635
Net Assets	$32,336,127

Composition of Net Assets
Paid-in capital	$32,081,398
Make-up fee	333,856
Total distributable loss	(79,127)
Net Assets	$32,336,127

Units of Limited Liability Company Interests Outstanding (unlimited number of units authorized)	3,211,652
Net Asset Value per Unit	$10.07

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund VI, LLC Statement of Operations (Unaudited) For the Period April 14, 2023 (Commencement of Operations) to September 30, 2023
Investment income
Other income	$335,668
335,668

Expenses
Organizational expenses	331,174
Management fees	122,483
Professional fees	103,750
Accounting and administration fees	77,276
Directors' and Officer fees	46,416
Other expenses	67,447
Total Expenses	748,546

Net Investment Loss	(412,878)

Net Realized Gain and Change in Unrealized Appreciation on Investments
Net change in unrealized appreciation on Investment Funds	333,751
Net Realized Gain and Change in Unrealized Appreciation on Investments	333,751
Net Decrease in Net Assets Resulting from Operations	$(79,127)

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund VI, LLC Statements of Changes in Net Assets (Unaudited)
For the Period April 14, 2023 (Commencement of Operations) to September 30, 2023
Changes in Net Assets Resulting from Operations
Net investment loss	$(412,878)
Net change in unrealized appreciation on Investment Funds	333,751
Net Change in Net Assets Resulting from Operations	(79,127)

Change in Net Assets Resulting from Capital Transactions
Capital contributions	32,081,398
Make-up fee	333,856
Net Change in Net Assets Resulting from Capital Transactions	32,415,254

Total Net Increase in Net Assets	32,336,127

Net Assets
Beginning of period	—
End of period	$32,336,127

Units Transactions
Units sold	3,211,652
Net change in units	3,211,652

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund VI, LLC Statement of Cash Flows (As restated, see Note 9) (Unaudited) For the Period April 14, 2023 (Commencement of Operations) to September 30, 2023
Cash Flows from Operating Activities
Net decrease in net assets resulting from operations	$(79,127)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Capital called by Investment Funds	(2,000,000)
Decrease/(Increase) in Assets:
Interest receivable	(120,834)
Prepaid expenses and other assets	(45,684)
Increase/(Decrease) in Liabilities:
Payable for investments purchased, not yet settled	2,000,000
Distribution and servicing fee payable	820,309
Professional fees payable	90,320
Directors and Officers fees payable	4,416
Payable to Adviser	85,725
Other liabilities	865
Net Cash Used In Operating Activities	422,239

Cash Flows from Financing Activities:
Proceeds from capital contributions, net of change in contribution receivable	32,071,168
Proceeds from make-up fee	333,856
Net cash provided by financing activities	32,405,024

Net change in cash	32,827,263
Cash at beginning of period	—
Cash at end of period	$32,827,263

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund VI, LLC Financial Highlights
	Period from April 14, 2023* to September 30, 2023 (Unaudited)
Per unit operating performances:
Net asset value per unit, beginning of period	$10.00
Activity from investment operations:(1)
Net investment loss	(0.13)
Net realized and unrealized gain on investments	0.04
Total from investment operations	(0.09)

Activity from capital transactions
Proceeds from make-up fees	0.16
	0.16

Net Asset Value, end of period	$10.07

Net Assets, end of period (in thousands)	$32,336

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment loss(2)	(2.47	)%(3)
Total Expenses(2)	5.99	%(3)

Portfolio turnover	0.00	%(4)
Total return(5)	0.68	%(4)

*   Commencement of operations.

(1)  Selected data is for a single unit outstanding throughout the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Net investment loss and net expense have been annualized, except for Organizational Costs which are one time expenses.

(4)  Not annualized.

(5)  Total return based on per unit net asset value reflects the change in net asset value based on the performance of the Fund during the period. Total returns shown exclude applicable sales charges.

See accompanying Notes to Financial Statements.

CPG Vintage Access Fund VI, LLC Notes to Financial Statements September 30, 2023 (Unaudited)
1. ORGANIZATION

CPG Vintage Access Fund VI, LLC (the “Fund”) was organized as a Delaware limited liability company on November 4, 2022. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on April 14, 2023. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek long-term attractive risk adjusted returns. The Fund seeks to achieve its investment objective principally by making primary investments in a portfolio of institutional private equity, venture and private debt investment funds managed or sponsored by various asset management firms unaffiliated with the Adviser (the “Investment Funds”) that were represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform during the Fund’s vintage period. Morgan Stanley is not a sponsor, promoter, adviser or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”), and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The initial closing date for subscriptions for units of limited liability company interests (“Units”) was April 14, 2023 (“Initial Closing”). Subsequent to the Initial Closing, the Fund offers Units at additional closings, which will occur over a period of approximately ten months following the Initial Closing (the last closing being referred to as the “Final Closing”). An investor that participates in a closing that occurs after the Initial Closing will be required to pay a “make-up” amount to the Fund. Such “make-up” payments are calculated by applying an annualized rate of 6.0% to the percentage of the aggregate commitments by investors to the Fund (“Commitments”) previously drawn down by the Fund and applied over the period of time since such draw-downs. The amount of the make-up fee payments are paid to and retained as assets of the Fund. This amount is presented as a component of Net Assets on the Statement of Assets and Liabilities.

The Fund does not have a fixed term. The Investment Funds, however, generally will have fixed terms. Investors reasonably can expect to receive distributions from the Fund periodically after the Fund receives distributions from Investment Funds and when Investment Funds terminate, which the Fund anticipates will occur approximately 10 to 12 years after the Final Closing. The Fund will be wound up and dissolved after its final distribution to investors. The Fund may be dissolved prior thereto in accordance with its LLC Agreement.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

CPG Vintage Access Fund VI, LLC Notes to Financial Statements (Continued) September 30, 2023 (Unaudited)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its distributable net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to make distributions to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax year end of September 30 (the “Tax Year”). The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the Fund has not filed tax returns but is subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The 2023 Tax Year remains subject to examination by the U.S. taxing authorities. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2023, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividends are recorded on ex-date and interest income and expenses are recorded on an accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in Investment Funds at fair value in accordance with FASB Accounting Standards Codification, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Distribution and Servicing fee: During the offering period (extending nine months from the Initial Closing) of the Fund the Distribution and Servicing fee will be charged to paid-in capital as a distribution cost. Thereafter the fee will be expensed as incurred.

Organizational Expenses: The Fund shall bear its organizational expenses; provided, however, that to the extent such organizational and offering expenses exceed $1,000,000, the excess amount over $1,000,000 shall be borne by the Adviser.

CPG Vintage Access Fund VI, LLC Notes to Financial Statements (Continued) September 30, 2023 (Unaudited)
3. PORTFOLIO VALUATION (As restated, see Note 9)

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•        Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•        Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•        Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient in accordance with ASC 820.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies adopted by the Adviser. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s valuation committee (the “Valuation Committee”) oversees the valuation process of the Fund’s investments. The Valuation Committee meets on a quarterly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

CPG Vintage Access Fund VI, LLC Notes to Financial Statements (Continued) September 30, 2023 (Unaudited)
3. PORTFOLIO VALUATION (As restated, see Note 9) (continued)

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2*	Level 3*	Investments Measured at Net Asset Value(1)	Total
Investments
Investments in Private Investment Funds	$—	$—	$—	$2,333,751	$2,333,751
Total Investments	$—	$—	$—	$2,333,751	$2,333,751

*   The Fund did not hold level 1, level 2 or level 3 securities at period end.

(1)  These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

The Fund’s private equity financing stage and private credit with their corresponding unfunded commitments and other attributes, as of September 30, 2023, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$2,333,751	$98,000,000	Up to 10 years	None	N/A	N/A
Growth Equity & Venture Capital	Non-control investments in companies with high growth potential	$—	$—	Up to 10 years	None	N/A	N/A
Private Credit	Debt investments made through privately negotiated transactions	$—	$—	Up to 10 years	None	N/A	N/A

*   The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions.

The Investment Funds held by the Fund as of September 30, 2023 utilize a buyout strategy. Investment Funds that control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions — particularly in the large-cap segment.

CPG Vintage Access Fund VI, LLC Notes to Financial Statements (Continued) September 30, 2023 (Unaudited)
3. PORTFOLIO VALUATION (As restated, see Note 9) (continued)

The Fund anticipates holding Investment Funds utilizing the following investment strategies:

•        Growth Equity and Venture Capital: Growth equity and venture strategies typically involve non-control investments in companies with high growth potential that are in need of expansion capital. Venture capital investments typically target newer businesses, often emerging companies, with higher growth potential and risk.

•        Private Credit: Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, mezzanine debt, unsecured debt and structurally subordinated instruments. While these strategies, which include special situations investments (including distressed investments), generally focus on originated or secondary purchases of fixed-income senior or subordinated credits of companies, they also may include certain equity features. Distressed investing encompasses a broad range of strategies including control and non-control distressed debt, operational turnarounds and “rescue” financings. The Fund’s private credit investments may include investments in privately offered business development companies (“BDCs”).

4.  RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2023, the Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a quarterly advisory fee at the annual rate of (i) 0.25% of total Commitments for the first 12 months following the Initial Closing, (ii) 0.65% of total Commitments from the one year anniversary of the Initial Closing until the six year anniversary of the Final Closing; (iii) 0.65% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iv) 0.30% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Management Fee”). The Management Fee will be determined and accrued as of the last day of each quarter, and will be prorated for any period of less than a quarter based on the number of days in such period. During the period ended September 30, 2023, the Adviser earned $112,483 of Management Fees which is included in the Statement of Operations, of which $85,725 was payable at September 30, 2023 and is included in Payable to Adviser in the Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended September 30, 2023 was $42,000 which is included in Directors’ and Officer fees in the Statement of Operations.

During the period ended September 30, 2023, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $4,416 which is payable and included in Directors’ and Officer fees in the Statement of Assets and Liabilities.

Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of Delaware Distributors, L.P.

CPG Vintage Access Fund VI, LLC Notes to Financial Statements (Continued) September 30, 2023 (Unaudited)
5. ADMINISTRATION, CUSTODIAN FEES, DISTRIBUTION AND SERVICING FEE

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2023, the total administration fees were $77,276 which is included as accounting and administration fees in the Statement of Operations, $0 of which was payable at September 30, 2023.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

During the offering period, the Distribution and Servicing Fee will be considered attributable to distribution only and charged to paid-in capital as soon as Units are sold in accordance with guidance outlined in FASB ASC 946-20-25-5 and 946-20-20-20. Following the offering period (i.e., following Final Closing), the Distribution and Servicing fee will be considered attributable to ongoing distribution-related servicing and recorded quarterly as a liability and an expense on the Fund’s books and records. The fee attributed to distribution during the offering period is charged to each investor at an amount equal for 0.5625% of their Commitment.

Delaware Distributors, L.P. (the “Placement Agent”) acts as the placement agent of the Fund’s Units. Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to pay third parties including brokers, dealers and certain financial advisors (which may include wealth advisors) and others (collectively, “Sub-Placement Agents”) for the provision of distribution services and services to investors. The Fund pays the Placement Agent a quarterly fee at the annual rate of (i) 0.75% of total Commitments from the Initial Closing until the six year anniversary of the Final Closing, (ii) 0.75% of the Fund’s net invested capital from the six year anniversary of the Final Closing until the eight year anniversary of the Final Closing and (iii) 0.10% of the Fund’s net invested capital thereafter for the remaining life of the Fund (the “Distribution and Servicing Fee”). The Distribution and Servicing Fee will be determined and accrued as of the last day of each calendar quarter, and will be prorated for any period of less than a quarter based on the number of days in such period. During the period ended September 30, 2023, the Placement Agent earned $820,309 all of which is payable at September 30, 2023 which is included in Distribution and Servicing fee payable in the Statement of Assets and Liabilities. The Placement Agent is an affiliate of the Adviser and is an subsidiary of Macquarie Group Limited (“Macquarie”).

6.  INVESTMENTS

For the period ended September 30, 2023, total capital called by Investment Funds and total proceeds from redemptions or other dispositions of investments amounted to $2,000,000 and $0, respectively. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Fund as of September 30, 2023.

7.  CAPITAL CALL AND COMMITMENTS

As of September 30, 2023, the Fund had outstanding unfunded investment commitments to Investment Funds totaling $98,000,000, as described in Note 3. The Fund has total capital committed of $100,000,000 as of September 30, 2023. Since the commencement of operations of the Fund on April 14, 2023, $2,000,000 capital has been called comprising 2% of the total capital committed. The Fund currently has unfunded capital commitments of $98,000,000.

8.  INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

CPG Vintage Access Fund VI, LLC Notes to Financial Statements (Continued) September 30, 2023 (Unaudited)
9. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Subsequent to the issuance of the September 30, 2023 financial statements, management identified a material error in the classification of the Fund’s short-term investments in Money Market Funds. This error resulted in an overstatement of the Fund’s Investments, at Value and an understatement of Cash in the Fund’s September 30, 2023 financial statements.

The accompanying financial statements of the Fund for the period ended September 30, 2023 have been restated from amounts previously reported to correct the error. The following information presents the previously reported and corrected information on each of the impacted financial statements. The error did not impact net assets, total return or results of operations as previously reported.

	Previously Reported	Adjustments	As Restated
Schedule of Investments
September 30, 2023

UMB Bank, Money Market Special II Deposit Investment, 5.18% (Cost and Fair Value)	$32,734,703	$(32,734,703)	$—
Total Short-term investments (Cost and Fair Value)	$32,734,703	$(32,734,703)	$—
Total Investments (Cost)	$34,734,703	$(32,734,703)	$2,000,000
Total Investments (Fair Value)	$35,068,454	$(32,734,703)	$2,333,751
(Liabilities in excess of other assets)/Other assets in excess of liabilities	$(2,732,327)	$32,734,703	$30,002,376

Statement of Assets and Liabilities
September 30, 2023

Investments at fair value	$35,068,454	$(32,734,703)	$2,333,751
Investments at cost	$34,734,703	$(32,734,703)	$2,000,000
Cash	$92,560	$32,734,703	$32,827,263

Statement of Cash Flows
For the Period April 14, 2023 (Commencement of Operations) to September 30, 2023

Purchases of short-term investments, net	$(32,734,703)	$32,734,703	—
(Net Cash Used In Operating Activities)/Net Cash Provided by Operating Activities	$(32,312,464)	$32,734,703	$422,239
Net change in cash	$92,560	$32,734,703	$32,827,263
Cash at end of period	$92,560	$32,734,703	$32,827,263

Notes to Financial Statements
September 30, 2023

Note 3 – Portfolio Valuation
Short-Term Investments – Level 1	$32,734,703	$(32,734,703)	$—
Short-Term Investments – Total	$32,734,703	$(32,734,703)	$—
Total Investments – Level 1	$32,734,703	$(32,734,703)	$—
Total Investments – Total	$32,734,703	$(32,734,703)	$2,333,751

The Fund’s Schedule of Investments includes the percentage for each investment category in proportion to net assets. The percentages for Short-Term Investments, Total Investments and Other Assets in Excess of Liabilities have been appropriately restated within the Schedule of Investments as a result of the impact of the above adjustments.

CPG Vintage Access Fund VI, LLC Notes to Financial Statements (Continued) September 30, 2023 (Unaudited)
10.SUBSEQUENT EVENTS

Subsequent events after September 30, 2023 have been evaluated through the date the financial statements were issued.

There were no events or material transactions through the date the financial statements were issued.

EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (UNAUDITED)

In connection with the reissuance of the financial statements, Management has evaluated subsequent events through the date the financial statements were reissued. Management has determined that there were no events or material transactions through the date the financial statements were reissued.

CPG Vintage Access Fund VI, LLC Other Information (Unaudited) September 30, 2023

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the SEC no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

At a meeting on December 15, 2022, the Directors, including the Independent Directors, evaluated the proposed Advisory Agreement of the Fund (the “Advisory Agreement. The Independent Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement. The Directors reviewed materials furnished by the Adviser, and discussed with the Adviser information regarding the Adviser, Macquarie, their respective affiliates and its personnel, operations and financial condition. Tables prepared by the Adviser indicating comparative fee information were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser and Macquarie Asset Management the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund. In particular, the Board considered the following:

(i)     The nature, extent and quality of services to be provided by the Adviser: In evaluating the nature, extent and quality of services to be provided by the Adviser, the Board considered information provided by the Adviser regarding it and Macquarie’s services, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities and financial condition. The Directors reviewed the services that the Adviser would provide the Fund, including generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Directors also discussed the amount of time the Adviser would dedicate to the Fund and the type of transactions that would be done on behalf of the Fund. The Directors also considered the Adviser’s investment philosophy and investment process with respect to, and the investment outlook for, the Fund. In addition, the Board considered the capabilities, resources, education, background and experience of the Adviser’s advisory and other personnel proposing to provide services to the Fund. The Board also considered the ongoing transition and integration plans of the Adviser and Macquarie, as well as the risks related to the integration of the Adviser’s business into the Macquarie organization following the Transition. The Board also considered the resources that Macquarie had devoted to its risk management program and cybersecurity program. The Board also considered the resources available to the Adviser as a subsidiary of Macquarie to provide the services specified under the proposed Advisory Agreement. The Board then considered the administrative services to be provided by the Adviser and its affiliates to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser’s engagement of skilled investment professionals, research analysts and administrative, legal and compliance staff members to seek to ensure that a high level of quality in investment, compliance and administrative services would be provided to the Fund. The Board considered Macquarie’s financial condition and noted that the Adviser, as a subsidiary of Macquarie, believes that it will be able to provide a high level of service to the Fund and continuously invest and re-invest in its business.

CPG Vintage Access Fund VI, LLC Other Information (Unaudited) (Continued) September 30, 2023

Accordingly, the Directors concluded that the quality and scope of services to be to the Fund pursuant to the Advisory Agreement was appropriate and supported approval of the Advisory Agreement.

(ii)    Investment Performance of the Fund and the Adviser: Because the Fund is newly formed, the Directors did not consider the investment performance of the Fund. The Board considered the Adviser’s representations as to the caliber of the investment funds (including their advisers) on the Morgan Stanley Platform.

(iii)   Cost of services to be provided and profits to be realized by the Adviser from the relationship of the Fund: The Board considered the fact that because the Fund had not commenced operations and the eventual amount of the Fund’s commitments and assets was uncertain, management was not able to provide the Board with specific information concerning the cost of services to be provided to the Fund and the expected profits to be realized by the Adviser.

(iv)   The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Directors discussed that, as the Fund has not commenced investment operations and does not have any commitments or assets, economies of scale were not a significant factor for the Fund. The Directors also noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that the Fund will not be continuously offered.

(v)    Comparison of fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: The Board reviewed the fees to be paid by the Fund and compared the fees to those being charged to other investment companies that have objectives and strategies similar to those of the Fund, as well as to the fees the Adviser charged to manage other funds of private equity funds. In addition, the Directors considered the expense limitation agreement. The Directors determined that the fees to be paid under the Fund’s Advisory Agreement do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the fees were appropriate under the circumstances and in light of the factors and the totality of the services provided.

The Directors concluded that approval of the Advisory Agreement was in the best interests of the Fund.

(b)       Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)       Schedule of Investments in securities of unaffiliated issuers as of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)       Not applicable.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)       Not applicable for semi-annual report.

(b)       Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings and submissions under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”) are recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Such information is accumulated and communicated to the Registrant’s Management, including its Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s Management, including the PEO and the PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

In connection with the original filing of the Registrant’s Form N-CSRS for the period ended September 30, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)). Based on that evaluation, the Registrant’s PEO and PFO, or persons performing similar functions, concluded that the Registrant’s disclosure controls and procedures were effective, as of a date within 90 days of the filing date of the report that included the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

However, subsequent to the original filing of the Registrant’s Form N-CSRS for the period ended September 30, 2023, a material error was identified with respect to the Registrant that resulted in the Registrant incorrectly classifying a cash equivalent as a short-term investment in the Registrant’s financial statements and disclosures. As a result, the Registrant’s PEO and PFO, or persons performing similar functions, have concluded that due to the material weakness in internal control over financial reporting described below, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were not effective as of September 30, 2023 based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) and do not provide reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

A material weakness exists in the design and operating effectiveness of controls over the determination of the appropriate classification and presentation of cash and cash equivalents in the Registrant’s financial statements. More specifically, the controls were not designed to determine (i) the appropriate identification, classification, and presentation of cash and cash equivalents in accordance with GAAP during the new account set up process and (ii) the appropriate and consistent reporting in the Registrant’s financial statements. As a result, management did not identify that the Registrant incorrectly classified a bank account as a short-term investment instead of cash, which resulted in misstatements in the Registrant’s financial statements and disclosures.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. The foregoing material weakness resulted in the restatement of previously issued financial statements for the period ended September 30, 2023. Additionally, this material weakness, if not remediated, could result in further misstatements related to the classification and presentation of cash and cash equivalents that would result in a material misstatement to the financial statements that would not be prevented or detected.

Management’s Remediation Plan. Subsequent to the identification of the material weakness described above, Management has developed a plan to remediate the material weakness described herein. Management will enhance the controls to determine and document the appropriate GAAP classification of new bank accounts during the new account set up process and validate its application during the financial reporting process to verify appropriate and consistent presentation and disclosure in the financial statements. Management will not be able to conclude whether the steps taken will fully remediate the material weakness in its internal control over financial reporting until it has completed its remediation efforts and subsequent evaluation of their effectiveness.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to Unitholders included herein that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)       Not applicable.

ITEM 13.  EXHIBITS.

(a)(1)  Not applicable to semi-annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)       Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG VINTAGE ACCESS FUND VI, LLC
By (Signature and Title)*	/s/ Alex Lee
Alex Lee
(Principal Executive Officer)
Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Lee
Alex Lee
(Principal Executive Officer)
Date	September 22, 2025
By (Signature and Title)*	/s/ Trishamarie Chan
Trishamarie Chan
(Principal Financial Officer)
Date	September 22, 2025

____________

*        Print the name and title of each signing officer under his or her signature.